Note 2 - Acquisitions - 10Q (Details) - VC Pro Forma Information (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
VC Pro Forma Information [Abstract]
Net operating revenue	$ 0	$ 0	$ 0
Net loss	$ (5,526)	$ (1,042)	$ (8,734)	$ (2,837)
Net loss per common share – basic and diluted	(0.60)	(0.13)	(0.96)	(0.38)